Leases - Supplemental Cash flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 2,657	$ 2,249
Cash paid for amounts included in the measurement of finance lease liabilities	$ 64	$ 63